Property, Plant and Equipment (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT
Property, plant, and equipment and finance lease right-of-use asset, before accumulated depreciation and amortization		$ 2,522	$ 2,629
Less accumulated depreciation		(1,674)	(1,682)
Property, plant, and equipment and finance lease right-of- use asset, after accumulated depreciation and amortization	[1]	848	947
Depreciation expense		113	110	$ 106
Land and land improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant, and equipment and finance lease right-of-use asset, before accumulated depreciation and amortization		90	102
Buildings
PROPERTY, PLANT AND EQUIPMENT
Property, plant, and equipment and finance lease right-of-use asset, before accumulated depreciation and amortization		253	261
Plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant, and equipment and finance lease right-of-use asset, before accumulated depreciation and amortization		2,070	2,149
Construction in progress
PROPERTY, PLANT AND EQUIPMENT
Property, plant, and equipment and finance lease right-of-use asset, before accumulated depreciation and amortization		$ 109	$ 117

[1]	At December 31, 2021 and 2020, the following amounts from consolidated variable interest entities are included in the respective balance sheet captions above: $4 and $3 of cash and cash equivalents; $7 and $5 of accounts receivable, net; $2 each of inventories; $3 and $4 of property, plant and equipment, net; nil and $1 each of operating lease right-of-use assets; $5 and $8 of intangible assets, net; $3 and $2 each of accounts payable; $3 and $4 of accrued liabilities; and nil and $2 of current portion of debt. See "Note 9. Variable Interest Entities."